Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Computation and Provides a Reconciliation of the Numerator and Denominator (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss attributable to Top KingWin’s shareholders (in Dollars)		$ (3,163,291)	$ (3,660,825)
Denominator:
Weighted average number of ordinary shares outstanding basic	[1]	7,370,080	633,278
Weighted average number of ordinary shares outstanding Diluted	[1]	7,370,080	633,278
Basic earnings per share (in Dollars per share)	[1]	$ (0.43)	$ (5.78)
Diluted earnings per share (in Dollars per share)	[1]	$ (0.43)	$ (5.78)

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 24, 2025.